Lincoln U.S. Equity Income Maximizer Fund

Class A	LFTOX
Class I	LFTPX
Summary Prospectus
September 27, 2024

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.LincolnFinancial.com/lft. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462). The Fund’s Prospectus and Statement of Additional Information, both dated September 27, 2024, are incorporated by reference into this Summary Prospectus.
Investment Objective
The investment objective of the Lincoln U.S. Equity Income Maximizer Fund (“Fund”) is to seek a high level of current income with long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Please contact your financial intermediary for more information regarding whether you may be required to pay a brokerage commission or other fees.
Shareholder fees
(fees paid directly from your investment)

	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a Percentage of offer price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption Proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.85%	0.85%
Distribution and/or Service (12b-1) fees	0.25%	None
Other Expenses[1]	0.38%	0.38%
Total Annual Fund Operating Expenses	1.48%	1.23%
Less Expense Reimbursement[2]	(0.16%)	(0.16%)
Total Annual Fund Operating Expense (After Expense Reimbursement)	1.32%	1.07%
1 Other Expenses are based on estimates for the current fiscal year.
2 Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 1.32% of the Fund’s average daily net assets for Class A (and 1.07% for Class I). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least July 31, 2026 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Lincoln U.S. Equity Income Maximizer Fund1

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with a fee waiver for the contractual period and the total operating expenses without a fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. The results apply whether or not you redeem your investment at the end of the given period. This example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

	1 year	3 years
Class A	$134	$436
Class I	$109	$358
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is new, portfolio turnover information is not yet available.
Principal Investment Strategies
Schroder Investment Management North America Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in equity and equity related securities of U.S. companies. These are companies where the Country of Risk, as defined by Bloomberg’s Global Equity Indices Methodology, is the United States. The Country of Risk is a Bloomberg proprietary value, primarily driven by four factors: country of domicile, country of listing, country of largest revenue and reporting currency. The Fund tends to focus on equity and equity related securities (including stocks and index futures) of larger, well-established companies with market capitalizations similar to those companies that comprise the top 500 U.S. companies by market capitalization. The market capitalization range of the S&P 500® Index was $6.74 billion to $3.09 trillion as of March 31, 2024.
The Fund’s portfolio seeks to be broadly diversified by company and industry. Based on market or economic conditions, the Fund may, through its stock selection, focus in one or more sectors of the market, though the Fund does not target any particular sector. The Fund is actively managed and invests in an index replication-style portfolio constructed from certain of the top 500 listed U.S. companies by market capitalization. The equity portfolio is constructed using an optimization process to provide exposure to the U.S. large cap market. This risk-based approach uses defined constraints (in this case, the number of holdings) and solves for the lowest available tracking error to the S&P 500 Index given this number of holdings.
The Fund may use derivatives with the aim of achieving investment gains, reducing risk, or managing the Fund more efficiently. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets.
The Fund receives income from dividends on equities in the portfolio and from the selective sale of short-dated covered call options on individual securities or portfolios of securities held by the Fund, by agreeing to strike prices above which potential capital growth is foregone in exchange for receiving upfront options premiums.
Selling call options may reduce participation in capital growth. In exchange for this, the Fund receives a premium income upfront. The reduction in participation means that when the stocks are rising, the Fund will generally underperform a similar, long only equity fund. As stocks fall, the Fund can benefit from the premium received from selling the call options. (The maximum outperformance in weak markets is limited to the aggregate option premium received.) Under certain circumstances, the Fund may also use index options as part of its income generation strategy.
The Fund may invest in long futures contracts, which may have the economic effect of creating leverage by creating additional investment exposure, as well as the potential for greater loss. “Leverage” means any method by which a fund manager increases the exposure of a fund it manages whether through the borrowing of cash or securities, or leverage embedded in derivative positions or by any other means.
2Lincoln U.S. Equity Income Maximizer Fund

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The risks below reflect the principal risks of the Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
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Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
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Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
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Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
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Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
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Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
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Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
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Dividend Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time.
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Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested. The use of leverage may also increase the Fund’s duration and sensitivity to interest rate environments.
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Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
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Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund will commence operations on September 27, 2024. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Lincoln U.S. Equity Income Maximizer Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Manager

SIMNA Portfolio Managers	Company Title	Experience with Fund
Kaarthi Chandrasegaram	Assistant Fund Manager	September 27, 2024
Jeegar Jagani, CFA	Fund Manager	September 27, 2024
Ghokhulan Manickavasagar	Fund Manager	September 27, 2024
Scott Thomson	Head of Structured Fund Management, Fund Manager	September 27, 2024
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business. Shares may be purchased or redeemed:
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Through your financial professional; or
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Through the Transfer Agent at 800-215-6280 and obtaining an account application.
Minimum Initial Requirements:
Class A	$1,000
Class I	$1,000,000

Minimum Subsequent Investments:
Class A	$1,000
Class I	$1,000,000
See the “Purchase and Sale of Fund Shares” section for more information.
Tax Information
The Fund’s distributions, if any, are generally taxable and may be taxed as ordinary income or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial professional), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.
4Lincoln U.S. Equity Income Maximizer Fund